Subsequent Events (Details) - USD ($) $ in Millions		Aug. 27, 2025	Nov. 07, 2024	Oct. 17, 2024	Sep. 23, 2025	Jun. 30, 2025	Jun. 30, 2024
Subsequent Event [Line Items]
Purchase of additional ordinary shares				50,000
Shares authorized for issuance	[1]					500,000,000	500,000,000
Forecast [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Gross proceeds from initial public offering		$ 6.7
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Purchase of additional ordinary shares			3,960,000
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Event [Line Items]
Purchase of additional ordinary shares		175,000
Shares authorized for issuance					2,000,000

[1]	Retrospectively presented for the effect of 15,000,000 shares issued on various dates between April 16, 2024 and November 18, 2024 in preparation of the Company’s initial public offering (Note 1).